Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL JENNISON SMALL CO FUND, INC.
Prospectus Date	rr_ProspectusDate	Nov. 24, 2014
PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PRUDENTIAL JENNISON SMALL COMPANY FUND, INC. FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is capital growth.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 21 of the Fund's Prospectus and in Rights of Accumulation on page 44 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1 Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We seek investments whose price will increase over time. We normally invest at least 80% of our investable assets in equity and equity-related securities of small, less well-known companies that the investment subadviser believes are relatively undervalued. In deciding which stocks to buy, we use a blend of both value and growth styles. We look for stocks of smaller, less well-known companies in a variety of different industries and sectors that we believe have attractive valuations, and should experience superior earnings growth on an intermediate term basis. “Investable assets” consist of the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

		We currently consider small companies to be those with a market capitalization less than the largest market capitalization of the Russell 2500 Index at the time of investment. The market capitalization within the index will vary, but as of September 30, 2014, the median market capitalization was approximately $1.008 billion and the largest company by market capitalization was approximately $11.215 billion. The portfolio is diversified and typically will include stocks representing all of the sectors in the Russell 2500 Index. While we make every effort to achieve our objective, we cannot guarantee success.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. Loss of money is a risk of investing in the Fund. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Market Events. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. In response to the crisis, the US government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Small Company Risk. Small company stocks present above-average risks. This means that when stock prices decline overall, the Fund may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may be less liquid and fluctuate in value more than the stocks of larger, more established companies.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

The Fund may invest in companies that reinvest their earnings rather than distribute them to shareholders. To the extent the Fund does invest in such companies, the Fund is not likely to receive significant dividend income on its portfolio securities.

Blend Style Risk. The Fund's blend investment style may subject the Fund to risks of both value and growth investing. The portion of the portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general, its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Initial Public Offerings Risk. The Fund may participate in the initial public offering (IPO) market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and if the Fund desires to acquire shares in such an offering, it may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. The prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. Such unpredictability can have a dramatic impact on the Fund's performance (higher or lower) and any assumptions by investors based on the affected performance may be unwarranted. In addition, as Fund assets grow, the impact of IPO investments on performance will decline, which could reduce total returns.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Risk. The securities markets are volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

		For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for the Class A share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

		Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class A Shares)[1]
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
18.28%	2nd Quarter 2009	-26.95%	4th Quarter 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12-31-13)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
PRUDENTIAL JENNISON SMALL COMPANY FUND, INC. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.67%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.14%
– Fee Waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	660
3 Years	rr_ExpenseExampleYear03	892
5 Years	rr_ExpenseExampleYear05	1,143
10 Years	rr_ExpenseExampleYear10	1,860
1 Year	rr_ExpenseExampleNoRedemptionYear01	660
3 Years	rr_ExpenseExampleNoRedemptionYear03	892
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,143
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,860
2004	rr_AnnualReturn2004	19.43%	[2]
2005	rr_AnnualReturn2005	14.40%	[2]
2006	rr_AnnualReturn2006	15.14%	[2]
2007	rr_AnnualReturn2007	9.63%	[2]
2008	rr_AnnualReturn2008	(38.10%)	[2]
2009	rr_AnnualReturn2009	36.61%	[2]
2010	rr_AnnualReturn2010	25.62%	[2]
2011	rr_AnnualReturn2011	(1.97%)	[2]
2012	rr_AnnualReturn2012	13.20%	[2]
2013	rr_AnnualReturn2013	34.24%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for Class A shares from January 1, 2014 to September 30, 2014
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.95%)
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Years	rr_AverageAnnualReturnYear05	19.29%
Ten Years	rr_AverageAnnualReturnYear10	9.94%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON SMALL COMPANY FUND, INC. | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.67%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.84%
– Fee Waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	687
3 Years	rr_ExpenseExampleYear03	879
5 Years	rr_ExpenseExampleYear05	1,095
10 Years	rr_ExpenseExampleYear10	1,889
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,889
One Year	rr_AverageAnnualReturnYear01	28.38%
Five Years	rr_AverageAnnualReturnYear05	19.59%
Ten Years	rr_AverageAnnualReturnYear10	9.66%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON SMALL COMPANY FUND, INC. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	15
Management fees	rr_ManagementFeesOverAssets	0.67%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.84%
– Fee Waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	287
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	2,159
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,159
One Year	rr_AverageAnnualReturnYear01	32.24%
Five Years	rr_AverageAnnualReturnYear05	19.79%
Ten Years	rr_AverageAnnualReturnYear10	9.75%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON SMALL COMPANY FUND, INC. | Class Q
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.67%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.02%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.69%
– Fee Waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
1 Year	rr_ExpenseExampleNoRedemptionYear01	70
3 Years	rr_ExpenseExampleNoRedemptionYear03	221
5 Years	rr_ExpenseExampleNoRedemptionYear05	384
10 Years	rr_ExpenseExampleNoRedemptionYear10	859
One Year	rr_AverageAnnualReturnYear01	34.74%
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	15.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2010
PRUDENTIAL JENNISON SMALL COMPANY FUND, INC. | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.67%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses	rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.59%
– Fee Waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1]
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	477
5 Years	rr_ExpenseExampleYear05	842
10 Years	rr_ExpenseExampleYear10	1,868
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	477
5 Years	rr_ExpenseExampleNoRedemptionYear05	842
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,868
One Year	rr_AverageAnnualReturnYear01	33.97%
Five Years	rr_AverageAnnualReturnYear05	20.33%
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 2004
PRUDENTIAL JENNISON SMALL COMPANY FUND, INC. | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.67%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.84%
– Fee Waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	268
5 Years	rr_ExpenseExampleNoRedemptionYear05	466
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,037
One Year	rr_AverageAnnualReturnYear01	34.60%
Five Years	rr_AverageAnnualReturnYear05	20.95%
Ten Years	rr_AverageAnnualReturnYear10	10.81%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON SMALL COMPANY FUND, INC. | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.06%
Five Years	rr_AverageAnnualReturnYear05	18.74%
Ten Years	rr_AverageAnnualReturnYear10	8.79%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON SMALL COMPANY FUND, INC. | Return After Taxes on Distribution and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.30%
Five Years	rr_AverageAnnualReturnYear05	15.73%
Ten Years	rr_AverageAnnualReturnYear10	7.92%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON SMALL COMPANY FUND, INC. | Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	36.80%
Five Years	rr_AverageAnnualReturnYear05	21.77%
Ten Years	rr_AverageAnnualReturnYear10	9.81%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON SMALL COMPANY FUND, INC. | S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	41.31%
Five Years	rr_AverageAnnualReturnYear05	21.37%
Ten Years	rr_AverageAnnualReturnYear10	10.65%
Since Inception	rr_AverageAnnualReturnSinceInception
PRUDENTIAL JENNISON SMALL COMPANY FUND, INC. | Lipper Small-Cap Core Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	36.82%
Five Years	rr_AverageAnnualReturnYear05	20.34%
Ten Years	rr_AverageAnnualReturnYear10	9.14%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	For the period ending January 31, 2016, the distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class R shares to .50% of the average daily net assets of Class R shares. This waiver may not be terminated prior to January 31, 2016, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Fund's Board of Directors.
[2]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The return for Class A shares from January 1, 2014 to September 30, 2014 was 2.67%.